Leases (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Leases [Abstract]
Charter hire expense for Navios Holdings chartered-in vessels	$ 112,536	$ 113,550	$ 150,715
Charter hire expense for logistics business chartered-in vessels	3,587	5,910	5,359
Rent expense for office space	$ 2,267	$ 2,229	$ 2,115